Provision Expense (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Summary of Movements in Loss Allowance

The movements in loss allowance were as follows:

	Loans to customers			Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2020	40,062	7,674	74,153	26	374	-	2,564	3	2,058	28	126,942
Changes in provisions
-Transfer to Stage 1	5,556	(1,145)	(4,411)	-	-	-	-	-	-	-	-
-Transfer to Stage 2	(335)	832	(497)	-	-	-	-	-	-	-	-
-Transfer to Stage 3	(2,033)	(4,723)	6,756	-	-	-	-	-	-	-	-
Net changes, resulting from changes in credit risk parameters	(8,490)	9,608	16,509	(8)	(54)	-	278	(2)	2,392	(14)	20,219
New assets issued	54,379	-	-	-	8	-	-	-	-	-	54,387
Repaid assets (except for write off)	(25,096)	(1,664)	(13,265)	-	(198)	-	-	-	-	-	(40,223)
Total effect on Consolidated Statements of Profit or Loss	20,793	7,944	3,244	(8)	(244)	-	278	(2)	2,392	(14)	34,383
Write-off, net of recoveries	-	-	(11,458)	-	-	-	(180)	-	(605)	4	(12,239)
Foreign exchange difference	-	-	4	1	-	-	-	-	1	-	6

As at 31 December 2021	64,043	10,582	67,791	19	130	-	2,662	1	3,846	18	149,092

	Loans to customers			Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2021	64,043	10,582	67,791	19	130	-	2,662	1	3,846	18	149,092
Changes in provisions
-Transfer to Stage 1	3,544	(1,138)	(2,406)	-	-	-	-	-	-	-	-
-Transfer to Stage 2	(6,970)	7,208	(238)	-	(3)	3	-	-	-	-	-
-Transfer to Stage 3	(13,854)	(7,014)	20,868	-	-	-	-	-	-	-	-
Net changes, resulting from changes in credit risk parameters	(14,545)	4,429	33,307	(14)	3	653	-	2	1,348	21	25,204
New assets issued	65,888	-	-	-	10	-	-	-	-	-	65,898
Repaid assets (except for write off)	(30,502)	(2,282)	(11,485)	-	(58)	-	-	-	-	-	(44,327)
Modification effect	-	-	8,435	-	-	-	-	-	-	-	8,435
Total effect on Consolidated Statements of Profit or Loss	20,841	2,147	30,257	(14)	(45)	653	-	2	1,348	21	55,210
Write-off, net of recoveries	-	-	19,029	-	-	-	-	-	(80)	-	18,949
Reclassification of financial assets	-	-	-	-	-	-	(2,662)	-	2,662	-	-
Foreign exchange difference	-	-	12	1	-	-	-	-	18	-	31

As at 31 December 2022	67,604	11,785	135,313	6	82	656	-	3	7,794	39	223,282

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2022	67,604	11,785	135,313		6	82	656	-	3	7,794	39	223,282
Changes in provisions
-Transfer to Stage 1	15,923	(1,448)	(14,475)	-	-	-	-	-	-	-	-	-
-Transfer to Stage 2	(10,396)	16,184	(5,788)	-	-	(1)	1	-	-	-	-	-
-Transfer to Stage 3	(25,126)	(5,745)	30,871	-	-	-	(530)	530	-	-	-	-
Net changes, resulting from changes in credit risk parameters	(25,885)	(2,531)	61,320	261	-	5	31	606	20	2,060	(4)	35,883
New assets issued	75,077	-	-	-	-	28	-	-	-	-	-	75,105
Repaid assets (except for write off)	(37,258)	(1,955)	(12,662)	-	-	-	-	-	-	-	-	(51,875)
Modification effect	-	-	20,521	-	-	-	-	-	-	-	-	20,521
Total effect on Consolidated Statements of Profit or Loss	11,934	(4,486)	69,179	261	-	33	31	606	20	2,060	(4)	79,634
Write-off, net of recoveries	-	-	(49,055)	-	-	-	-	-	-	(4,214)	-	(53,269)
Foreign exchange difference	-	-	(3)	-	-	-	-	-	-	-	-	(3)

As at 31 December 2023	59,939	16,290	166,042	261	6	114	158	1,136	23	5,640	35	249,644